Filed with the Securities and Exchange Commission on April 9, 2013
1933 Act Registration File No. 333-100289
1940 Act File No. 811-21210

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 21	[ X ]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 21	[ X ]

Alpine Income Trust
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Address of Principal Executive Offices)

1-888-785-5578
(Registrant's Telephone Number, Including Area Code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _____________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Alpine High Yield Managed Duration Municipal Fund.

Part A - Prospectus of Alpine High Yield Managed Duration Municipal Fund (the “Fund”) is incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on December 27, 2012 (Accession No. 0001398344-12-003895) (“Post-Effective Amendment No. 18”) and Part B - Statement of Additional Information of the Fund is incorporated by reference to Post-Effective Amendment No. 18).

ALPINE INCOME TRUST
PART C - OTHER INFORMATION

ITEM 28.  EXHIBITS

(a)	(1) Declaration of Trust, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.

(2) Instrument of Establishment and Designation of Series of shares with respect to Alpine High Yield Managed Duration Municipal Fund – To be filed by Amendment.

(b)	By-Laws, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A filed on October 3, 2002, and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders, incorporated by reference to the Declaration of Trust and By-Laws.

(d)
(1) Form of Investment Advisory Agreement, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(2) Form of Investment Advisory Agreement with respect to Alpine High Yield Managed Duration Municipal Fund – To be filed by Amendment.

(e)
(1) Distribution Agreement with Quasar Distributors, LLC, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(2) Form of Distribution Agreement with Quasar Distributors, LLC dated December 16, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(f)	Bonus or Profit Sharing Contracts – Not Applicable.

(g)	Custody Agreement

(1) Form of Custody Agreement with U.S. Bank, National Association, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(2) Amendment dated August 14, 2007 to the Custody Agreement dated December 2, 2002 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(3) Master Custody and Fund Accounting Agreement dated November 18, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(h)	Other Material Contracts.

(1)	Fund Accounting Servicing Agreement

(a)
 Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Fund Accounting Servicing Agreement with U.S. Bancorp Funds Services dated April 13, 2006, previously filed with the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on December 29, 2009 and is incorporated by reference.

(c)
Amendment dated August 14, 2007 to the Fund Accounting Servicing Agreement dated April 13, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(2)
Prospect Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(3)
Expense Limitation Agreement between Registrant on behalf of Alpine Municipal Money Market Fund and Alpine Management & Research, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(4)	Expense Limitation Agreements

(a)
Expense Limitation Agreement between Registrant on behalf of Alpine Tax Optimized Income Fund and Alpine Management & Research, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Expense Limitation and Reimbursement Agreement dated February 26, 2013, previously filed with the Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A on February 28, 2013 and is incorporated by reference.

(c)	Expense Limitation and Reimbursement Agreement between Registrant on behalf of Alpine High Yield Managed Duration Municipal Fund – To be filed by Amendment.

(5)	Power of Attorney

(a)	Previously filed with the Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A on September 10, 2003 and is incorporated by reference.

(b)	Previously filed with the Registrant’s Post-Effective Amendment No.7 to its Registration Statement on Form N-1A on March 1, 2005 and is incorporated by reference.

(c)	Power of Attorney – previously filed with the Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A on December 29, 2009 and is incorporated by reference.

(d)	Power of Attorney – previously filed with the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A on February 28, 2012 and is incorporated by reference.

(e)
Power of Attorney, on behalf of Eleanor Hoagland, previously filed with the Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A on December 27, 2012 and is incorporated by reference.

(6)	Fund Administration Servicing Agreement

(a)
Administration Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Amendment dated November 1, 2004 to the Fund Administration Servicing Agreement, dated as of the 22nd day of September, 2003 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(c)
Addendum dated as of this 30th day of November, 2006 to the Fund Administration Servicing Agreement, dated as of September 22, 2003, as amended November 1, 2004 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(d)
Amendment dated August 14, 2007 to the Fund Administration Servicing Agreement dated September 22, 2006, as amended November 1, 2004 and November 30, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(e)
Administration Agreement dated November 18, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(f)
Amendment No. 1 to the Administration Agreement, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(7)	Transfer Agent Servicing Agreement

(a)
Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, LLC previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(b)
Amendment dated as of November 1, 2004 to the Transfer Agent Servicing Agreement, dated as of the 22nd day of September, 2003 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(c)
Amendment dated as of February 17, 2006 to the Transfer Agent Servicing Agreement, dated as of September 22, 2003, as amended November 1, 2004 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(d)
Amendment dated August 14, 2007 to the Transfer Agent Servicing Agreement dated September 22, 2006, as amended November 1, 2004 and February 17, 2006 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(e)
Transfer Agency and Service Agreement dated December 8, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(f)
Amendment No. 1 to the Transfer Agency and Service Agreement, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

(i)	Opinion of Richards, Layton and Finger, P.A. with respect to the legality of shares of Alpine High Yield Managed Duration Municipal Fund, to be filed by Amendment.

(j)	Consent of Independent Public Accounting Firm – Not Applicable.

(k)	Omitted Financial Statements – Not Applicable.

(l)
Initial Capital Agreement, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(m)	(i)
Distribution Plan of Adviser Class Shares of the Alpine Tax Optimized Income Fund, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(ii)
Distribution Plan of Adviser Class Shares of the Alpine Municipal Money Market Fund, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(n)
Multiple Class Plan for Alpine Income Trust, previously filed with the Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A on November 6, 2003 and is incorporated by reference.

(o)	Reserved

(p)	Code of Ethics

(i)
Joint Code of Ethics of Registrant and Alpine Management & Research, LLC, previously filed as Exhibits to Registrant’s Registration Statement on Form N-1A, Post Effective Amendment No. 1 filed on November 25, 2002, and incorporated herein by reference.

(ii)
Joint Code of Ethics as amended September 24, 2007 previously filed with the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A on February 28, 2008 and is incorporated by reference.

(iii)
Joint Code of Ethics dated December 16, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

iv)
Joint Code of Ethics dated September 7, 2011, previously filed with the Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A on February 28, 2012 and is incorporated by reference.

(v)
Joint Code of Ethics dated December 18, 2012, previously filed with the Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A on December 27, 2012 and is incorporated by reference.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30.  INDEMNIFICATION

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article III, Section 7 of Registrant’s Declaration of Trust provides that if any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

Pursuant to Article VII, Section 2 of the Declaration of Trust, the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Investment Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust to the fullest extent permitted by law; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and pursuant to Article VI of Registrant’s By-Laws, officers, Trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant.

Registrant intends to maintain an insurance policy insuring its officers and Trustees against certain liabilities, and certain costs of defending claims against such officers and Trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of the Investment Adviser.

The information required by this item with respect to Alpine Woods Capital Investors, LLC is incorporated by reference to the Form ADV (File No. 801-55110) of Alpine Management & Research, LLC.  The information required by this item with respect to Saxon Woods Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-56918) of Saxon Woods Advisors, LLC.

Item 32. Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Fund Name	Fund Name	Fund Name
AC One Funds	DSM Capital Funds	Morgan Dempsey Funds
Academy Fund Trust	Edgar Lomax Value Fund	Muhlenkamp (Wexford Trust)
Advantus Mutual Funds	Empiric Funds, Inc.	Muzinich Funds
Aegis Funds	Evermore Global Investors Trust	New Path Funds
Akre Funds	FactorShares Trust	Orinda Funds
Al Frank Funds	First American Funds, Inc.	O'Shaughnessy Funds
Allied Asset Advisors Funds	Fort Pitt Capital Group, Inc.	Osterweis Funds
Alpha Funds	Fund X Funds	Pension Partners Funds
AlphaClone ETF Fund	Geneva Advisors Funds	Permanent Portfolio Funds
Alpine Equity Trust	Gerstein Fisher Funds	Perritt Opportunities Funds

Alpine Income Trust	Glenmede Fund, Inc.	Phocas Financial Funds
Alpine Series Trust	Glenmede Portfolios	PIA Funds
American Trust	GoodHaven Funds	Poplar Forest Partners Fund
Appleton Group	Great Lakes Funds	Portfolio 21
Artio Global Funds	Greenspring Fund	Primecap Odyssey Funds
Barrett Growth Fund	Guinness Atkinson Funds	Prospector Funds
Barrett Opportunity Fund	Harding Loevner Funds	Provident Mutual Funds, Inc.
Becker Value Equity Fund	Hennessy Funds, Inc	Purisima Funds
Boston Common Funds	Hennessy Mutual Funds, Inc.	Rainier Funds
Brandes Investment Trust	Hennessy SPARX Funds Trust	RBC Funds Trust
Brandywine Blue Funds, Inc.	Hodges Funds	Reinhart Funds
Brandywine Fund, Inc.	Hotchkis & Wiley Funds	Roosevelt Funds
Bridges Investment Fund, Inc.	Huber Funds	Samson Funds
Bright Rock Funds	Intrepid Capital Management	Scharf Funds
Brookfield Investment Funds	IronBridge Funds	Schooner Investment Group
Brown Advisory Funds	Jacob Funds II	SCS Financial Funds
Buffalo Funds	Jacob Funds, Inc.	Shenkman Funds
Bushido Funds	Jensen Funds	Smead Value Fund
CAN SLIM Select Growth Fund	Kellner Funds	Snow Capital Family of Funds
Capital Advisors Funds	Keystone Mutual Funds	Strategic Income Funds
Chase Funds	Kirr Marbach Partners Funds, Inc	Teberg Fund
Coldstream Funds	Lawson Kroeker Funds	Thomas White Funds
Collins Capital Funds	Litman Gregory Masters Funds	Thompson IM Funds, Inc.
Congress Funds	LKCM Funds	Tiedemann Funds
Contravisory Funds	LoCorr Funds	TIFF Investment Program, Inc.
Convergence Funds	Logan Capital Funds	Tortoise Funds
Corporate America Fund	MainGate MLP Funds	Tygh Capital Management
Country Funds	Matrix Asset Advisors, Inc.	USA Mutuals Funds
Cove Street Capital Funds	MD Sass	Villere Fund
Cushing MLP Funds	Merger Fund	Wall Street Fund, Inc.
Davidson Funds	Monetta Fund, Inc.
DoubleLine Funds	Monetta Trust

Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.  Quasar is located at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

(b)	The following is a list of the executive officers, directors and partners of Quasar.

The business address for each of the executive officers and directors of Quasar, except Mr. Kern and Mr. Falkeis, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.  The business address for Mr. Kern and Mr. Falkeis is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI  53202.

Name and Principal Business Address	Positions and Offices with Principal Underwriter	Positions and Officers With Fund
James Robert Schoenike	President and Board Member	None
Joe Redwine	Board Member	None
Robert Kern	Board Member	None
Eric Walter Falkeis	Board Member	None
Andrew M. Strnad	Secretary	None
Teresa Cowan	Assistant Secretary	None
Susan LaFond	Treasurer	None
John Kinsella	Assistant Treasurer	None
Brett Scribner	Assistant Treasurer	None
Joseph Bree	Chief Financial Officer	None

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:

Registrant’s Transfer Agent	Boston Financial Data Services, Inc.
PO Box 8061
Boston, MA 02266

Registrant’s Investment Adviser and Principal	Alpine Woods Capital Investors, LLC
Underwriter	2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(records required by paragraphs (a)(4), (a)(5), (a)(6), (a)(10), (a)(11), and (f) of Rule 31a-1)

Registrant’s Fund Accountant, Custodian and Administrator	State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

ITEM 34. MANAGEMENT SERVICES
Not Applicable

ITEM 35. UNDERTAKINGS
Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant, Alpine Income Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Purchase and State of New York on the 9th day of April, 2013.

ALPINE INCOME TRUST, on behalf of Alpine High Yield Managed Duration Municipal Fund.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on April 9, 2013.

SIGNATURES	TITLE

/s/ Samuel A. Lieber	President and Trustee
Samuel A. Lieber	(Principal Executive Officer)

Eleanor T.M. Hoagland**	Trustee
Eleanor T.M. Hoagland

H. Guy Leibler*	Trustee
H. Guy Leibler

Jeffrey Wacksman*	Trustee
Jeffrey Wacksman

James A. Jacobson*	Trustee
James A. Jacobson

*By:	/s/ Samuel A. Lieber
Samuel A. Lieber
Attorney-in-Fact pursuant to
Power of Attorney

*Attorney-in-Fact pursuant to Power of Attorney dated December 16, 2010, previously filed with the Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A on February 28, 2011 and is incorporated by reference.

**Attorney-in-Fact pursuant to Power of Attorney dated December 19, 2012, previously filed with the Registrant’s Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A on December 27, 2012 and is incorporated by reference.